Segment information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment information

35. Segment information

In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”), reviews the consolidated statement of income and comprehensive income.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a combined basis for all subsidiaries.

The Group’s income, results, and assets for this one reportable segment can be determined by reference to the consolidated statement of income and other comprehensive income as well as the consolidated statements of financial position.

a) Information about products and services

The information about products and services is disclosed in note 6.

b) Information about geographical area

The table below shows the revenue and non-current assets per geographical area:

	Revenue (i)			Non-current assets (ii)
	2024	2023	2022	2024	2023

Brazil	8,409,961	5,728,748	3,121,129	583,713	656,291
Mexico	523,112	354,884	201,197	42,915	47,893
Colombia	111,854	75,405	20,369	16,897	14,796
Cayman Islands	6,188	-	-	29,638	38,004
Uruguay	-	-	-	-	-
Germany	-	-	-	-	72
United States	142	977	2,398	51,934	6,116
Total	9,051,257	6,160,014	3,345,093	725,097	763,172
(i)	Includes interest income (credit card, loans and other receivables), interchange fees, recharge fees, rewards revenue, late fees, insurance commission and other fees and commission income.
(ii)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.

The Group had no single customer that represented 10% or more of the Group's revenues for the years ended December 31, 2024, 2023 and 2022.